united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Camelot Premium Return Fund
Camelot Excalibur Small Cap Income Fund

March 31, 2017

Camelot Funds, LLC
1700 Woodlands Dr.
Suite 100
Maumee, OH 43537

Camelot Premium Return Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures(1) for each of the periods ended March 31, 2017, compared to its benchmark:

	Six Month	One Year Return	Three Year Return	Five Year Return	Since Inception(3)	Since Inception(4)
Class A	7.25%	18.58%	4.41%	7.41%	7.19%	N/A
Class A with 5.75% load	1.13%	11.81%	2.38%	6.15%	6.19%	N/A
Class C	6.80%	17.70%	3.64%	6.91%	6.65%	N/A
Class I	N/A	N/A	N/A	N/A	N/A	3.23%
S&P 500 Total Return Index(2)	10.12%	17.17%	10.37%	13.30%	12.99%	6.07%

(1)	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with any merger or reorganization and extraordinary expenses such as litigation) at 1.75%, 2.50% and 1.50% for Class A, Class C and Class I, respectively, through January 31, 2018. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

(2)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(3)	Class A and C inception date is December 27, 2010.

(4)	Class I inception date is December 30, 2016.

Top 10 Allocations	% of Net Assets
Real Estate Investment Trusts	15.6%
Retail	10.1%
Closed-End Fund	8.6%
Telecommunications	5.4%
Pipelines	5.1%
Oil & Gas	4.7%
Investment Companies	4.2%
Banks	3.2%
Auto Manufacturers	3.1%
Computers	2.7%
Other/Cash & Equivalents	37.3%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Camelot Excalibur Small Cap Income Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures(1) for each of the periods ended March 31, 2017, compared to its benchmark:

	Six Month	One Year Return	Three Year Return	Since Inception(3)	Since Inception(4)
Class A	10.00%	19.04%	0.69%	0.91%	N/A
Class A with 5.75% load	3.67%	12.25%	(1.30)%	(0.91)%	N/A
Class C	9.83%	18.52%	0.65%	0.88%	N/A
Class I	N/A	N/A	N/A	N/A	3.27%
Russell 2000 Total Return Index(2)	11.52%	17.43%	7.22%	7.02%	6.03%

(1)	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with any merger or reorganization and extraordinary expenses such as litigation) at 1.75%, 2.50% and 1.50% for Class A, Class C and Class I, respectively, through January 31, 2018. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses would have been 2.50%, 3.25% and 2.25% for the Fund’s Class A, Class C and Class I shares, respectively, including interest, dividend expenses, and acquired fund fees, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

(2)	The Russell 2000 Index measures the performance of the 2,000 smallest companies of the 3,000 largest U.S. companies based on total market capitalization.

(3)	Class A and C inception date is December 31, 2013.

(4)	Class I inception date is December 30, 2016.

Top 10 Allocations	% of Net Assets
Real Estate Investment Trusts	23.8%
Retail	19.8%
Investment Companies	6.5%
Transportation	5.4%
Distribution/Wholesale	3.5%
Pipelines	3.4%
Entertainment	3.1%
Mining	2.7%
Oil & Gas Services	2.1%
Real Estate	1.9%
Other/Cash & Equivalents	27.8%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Camelot Premium Return Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Principal		Fair Value
	BONDS - 4.0%
	RETAIL - 2.9%
$500,000	GameStop Corp., 6.750%, 3/15/2021 ^	$512,500
1,500,000	Men’s Wearhouse, Inc., 7.000%, 7/1/2022	1,338,750
		1,851,250
	TELECOMMUNICATIONS - 1.1%
260,000	Frontier Communications Corp., 6.875%, 1/15/2025	216,450
500,000	Frontier Communications Corp., 10.500%, 9/15/2022	508,750
		725,200
	TOTAL BONDS (Cost $2,556,276)	2,576,450

Shares
	CLOSED-END FUNDS - 8.4%
20,000	Aberdeen Asia-Pacific Income Fund, Inc.	99,800
32,134	Ares Dynamic Credit Allocation Fund, Inc.	514,787
10,000	Avenue Income Credit Strategies Fund	139,600
20,000	Barings Global Short Duration High Yield Fund	395,600
7,481	BlackRock Core Bond Trust	99,871
40,000	Deutsche Multi-Market Income Trust	348,000
37,033	Diversified Real Asset Income Fund	641,041
20,000	Eaton Vance Limited Duration Income Fund	276,600
40,000	Eaton Vance Senior Income Trust	271,200
30,000	First Trust High Income Long/Short Fund	499,800
30,000	Invesco Dynamic Credit Opportunities Fund	366,900
40,000	Invesco Senior Income Trust	185,200
30,000	Nuveen Short Duration Credit Opportunities Fund (c)	534,000
20,000	PIMCO Dynamic Credit and Mortgage Income Fund	428,800
20,000	Prudential Global Short Duration High Yield Fund, Inc.	297,800
20,000	Prudential Short Duration High Yield Fund, Inc.	307,600
	TOTAL CLOSED-END FUNDS (Cost $5,245,271)	5,406,599

	COMMON STOCKS - 37.7%
	APPAREL - 0.4%
15,500	Under Armour, Inc. *(e)	283,650

	AUTO MANUFACTURERS - 3.1%
170,600	Ford Motor Co.	1,985,784

	BANKS - 2.6%
40,000	Barclays PLC - ADR	449,600
6,900	Capital One Financial Corp. (a)	597,954
10,000	Citigroup, Inc. (e)	598,200
2,500	ING Groep NV - ADR (e)	37,725
		1,683,479
	BUILDING MATERIALS - 0.7%
53,016	Cemex SAB de CV - ADR *(e)	480,855

	COMPUTERS - 2.7%
12,000	Apple, Inc. (a)(d)	1,723,920

	DISTRIBUTION/WHOLESALE - 0.2%
5,000	Triton International Ltd.	128,950

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
1,200	PJT Partners, Inc.	42,108

	ENGINEERING & CONSTRUCTION - 0.8%
10,000	Fluor Corp. (d)(e)	526,200

	ENTERTAINMENT - 0.7%
20,000	Regal Entertainment Group - CL. A (d)	451,600

See accompanying notes to financial statements.

Camelot Premium Return Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value
	COMMON STOCKS (Cont.) - 37.7%
	FOOD - 0.5%
9,900	Whole Foods Market, Inc.	$294,228

	HOME BUILDERS - 0.0%
700	PulteGroup, Inc.	16,485

	INTERNET - 1.7%
600	Priceline Group, Inc. *(a)(d)	1,067,982

	INVESTMENT COMPANIES - 4.2%
50,000	Apollo Investment Corp.	328,000
121,818	Ares Capital Corp. (a)	2,117,197
30,000	Prospect Capital Corp. (c)	271,200
		2,716,397
	LEISURE TIME - 1.8%
14,100	Polaris Industries, Inc. (e)	1,181,580

	MINING - 0.1%
6,000	South32 Ltd. - ADR	62,880

	OIL & GAS - 4.7%
15,000	Ensco PLC - CL. A	134,250
32,500	HollyFrontier Corp. (e)	921,050
20,000	Hugoton Royalty Trust	38,000
20,000	Marathon Petroleum Corp. (d)	1,010,800
500,000	Penn West Petroleum Ltd. *	850,000
40,000	Seadrill Ltd. *(c)	66,000
42,600	Whiting USA Trust II - Trust Unit	42,600
		3,062,700
	PACKAGING & CONTAINERS - 1.3%
40,000	Owens-Illinois, Inc. *(a)(d)	815,200

	PHARMACEUTICALS - 0.3%
5,000	Mallinckrodt PLC *(e)	222,850

	PIPELINES - 1.1%
31,931	Kinder Morgan, Inc.	694,180

	REAL ESTATE - 0.9%
5,000	Jones Lang LaSalle, Inc. (d)(e)	557,250
636	RMR Group, Inc.	31,482
		588,732
	RETAIL - 7.2%
15,000	Bed Bath & Beyond, Inc. (e)	591,900
3,000	Chipotle Mexican Grill, Inc. - Cl. A *(a)(d)	1,336,560
60,000	GameStop Corp.	1,353,000
20,000	Tailored Brands, Inc.	298,800
20,000	Williams-Sonoma, Inc. (d)	1,072,400
		4,652,660
	SOFTWARE - 0.1%
2,500	First Data Corp. *	38,750

	TELECOMMUNICATIONS - 2.5%
60,000	America Movil SAB de CV Series L - ADR (a)(e)	850,200
100,000	Frontier Communications Corp. (c)	214,000
10,000	Millicom International Cellular SA	559,100
		1,623,300
	TOTAL COMMON STOCKS (Cost $28,561,010)	24,344,470

See accompanying notes to financial statements.

Camelot Premium Return Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 10.6%
40,000	AGNC Investment Corp. (a)	$795,600
50,750	Annaly Capital Management, Inc.	563,832
29,378	Ares Commercial Real Estate Corp.	393,078
22,500	Care Capital Properties, Inc. (e)	604,575
30,000	CYS Investments, Inc.	238,500
49,000	Government Properties Income Trust	1,025,570
10,000	One Liberty Properties, Inc.	233,600
20,302	Silver Bay Realty Trust Corp.	435,884
86,193	Two Harbors Investment Corp.	826,591
71,199	VEREIT, Inc.	604,479
125,000	Washington Prime Group, Inc.	1,086,250
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $7,657,759)	6,807,959

	EXCHANGE-TRADED FUNDS (ETFs) - 0.8%
	DEBT FUNDS - 0.8%
10,000	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF	488,600
	TOTAL EXCHANGE TRADED FUNDS (Cost $512,600)	488,600

	LIMITED PARTNERSHIPS - 7.2%
	PIPELINES - 4.0%
34,564	Energy Transfer Partners LP (a)	1,262,277
30,000	Enterprise Products Partners LP (a)	828,300
12,200	Williams Partners LP	498,126
		2,588,703
	PRIVATE EQUITY - 2.9%
50,000	Blackstone Group LP (e)	1,485,000
20,000	KKR & Co. LP	364,600
		1,849,600
	REAL ESTATE - 0.3%
9,000	Brookfield Property Partners LP	200,340

	TOTAL LIMITED PARTNERSHIPS (Cost $5,504,516)	4,638,643

	PREFERRED STOCK - 8.4.%
	BANKS - 0.6%
17,300	Popular Capital Trust II, 6.125%, 12/31/2034	390,980

	CLOSED-END FUNDS - 0.2%
3,236	Gabelli Equity Trust, Inc., 5.000%, Perpetual	78,376
2,340	Gabelli Equity Trust, Inc., 5.000%, Perpetual	57,096
		135,472
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
3,000	SLM Corp., 2.831%, Perpetual ****	204,000

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.0%
20,000	AGNC Investment Corp., 8.000%, Perpetual	514,200
30,000	Annaly Capital Management, Inc., 7.500%, Perpetual	750,000
15,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual	354,000
5,000	Ashford Hospitality Trust, Inc., 8.450%, Perpetual	126,250
5,000	Ashford Hospitality Trust, Inc., 8.550%, Perpetual	127,350
18,396	Colony NorthStar, Inc., 8.250%, Perpetual	469,466
21,350	CYS Investments, Inc., 7.750%, Perpetual	523,075
15,000	Invesco Mortgage Capital, Inc. 7.750%, Perpetual	375,450
		3,239,791
	TELECOMMUNICATIONS - 1.8%
23,000	Frontier Communications Corp., 11.125%, 6/29/2018	1,132,980

	TRANSPORTATION - 0.5%
15,000	Seaspan Corp., 8.250%, Perpetual	336,300

	TOTAL PREFERRED STOCK (Cost $6,268,865)	5,439,523

See accompanying notes to financial statements.

Camelot Premium Return Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Contracts***		Fair Value
	SCHEDULE OF CALL OPTIONS PURCHASED - 0.0% *
2,000	Frontier Communications Corp.
	Expiration January 2018, Exercise Price $5.00	$5,000
	TOTAL CALL OPTIONS PURCHASED (Cost $70,339)	5,000

Shares
	SHORT-TERM INVESTMENTS - 14.6%
8,632,741	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.56% **	8,632,741
820,312	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.56% **(b)	820,312
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,453,053)	9,453,053

	TOTAL INVESTMENTS IN LONG SECURITIES - 91.7% (Cost $65,829,689) (f)	$59,160,297
	TOTAL CALL OPTIONS WRITTEN - (1.0)% (Premiums Received $369,764) (f)	(679,840)
	TOTAL PUT OPTIONS WRITTEN - (0.8)% (Premiums Received $511,430) (f)	(502,400)
	TOTAL SECURITIES SOLD SHORT - (1.2)% (Proceeds $1,130,381) (f)	(767,209)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.3%	7,274,854
	TOTAL NET ASSETS - 100.0%	$64,485,702

Contracts***		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (1.0)% *
100	Apple, Inc.
	Expiration April 2017, Exercise Price $120.00	$240,000
100	Chico’s FAS, Inc.
	Expiration May 2017, Exercise Price $16.00	1,250
30	Chipotle Mexican Grill, Inc.
	Expiration June 2017, Exercise Price $435.00	83,340
100	Fluor Corp.
	Expiration April 2017, Exercise Price $55.00	3,500
2,000	Frontier Communications Corp.
	Expiration January 2018, Exercise Price $5.50	5,000
100	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration June 2017, Exercise Price $22.00	7,200
25	Jones Lang LaSalle, Inc.
	Expiration June 2017, Exercise Price $115.00	9,750
100	Marathon Petroleum Corp.
	Expiration April 2017, Exercise Price $50.00	16,100
400	Owens-Illinois, Inc.
	Expiration May 2017, Exercise Price $21.00	26,000
6	Priceline Group, Inc.
	Expiration April 2017, Exercise Price $1,400.00	230,700
300	Regal Entertainment Group
	Expiration April 2017, Exercise Price $22.50	15,000
100	Williams-Sonoma, Inc.
	Expiration May 2017, Exercise Price $50.00	42,000
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $369,764)	$679,840

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.8)% *
100	Ally Financial, Inc.
	Expiration June 2017, Exercise Price $19.00	$5,000
250	America Movil SAB de CV
	Expiration May 2017, Exercise Price $12.00	1,250
200	America Movil SAB de CV
	Expiration May 2017, Exercise Price $13.00	4,000
50	Bed Bath & Beyond, Inc.
	Expiration May 2017, Exercise Price $40.00	9,650
100	Blackstone Group LP
	Expiration June 2017, Exercise Price $29.00	10,700
75	Care Capital Properties, Inc.
	Expiration May 2017, Exercise Price $22.50	1,125
300	Cemex SAB de CV
	Expiration April 2017, Exercise Price $8.00	1,050
500	Cemex SAB de CV
	Expiration July 2017, Exercise Price $8.00	16,000

See accompanying notes to financial statements.

Camelot Premium Return Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Contracts***		Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (0.8)% *
50	Citigroup, Inc.
	Expiration May 2017, Exercise Price $57.50	$4,500
100	Emerson Electric Co.
	Expiration June 2017, Exercise Price $57.50	13,000
500	Fiat Chrysler Automobiles NV
	Expiration June 2017, Exercise Price $10.00	17,500
250	Fluor Corp.
	Expiration July 2017, Exercise Price $50.00	41,250
75	HollyFrontier Corp.
	Expiration April 2017, Exercise Price $28.00	4,875
100	HollyFrontier Corp.
	Expiration June 2017, Exercise Price $27.00	12,750
100	ING Groep NV
	Expiration April 2017, Exercise Price $13.00	1,000
100	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration June 2017, Exercise Price $22.00	70,000
25	Jones Lang LaSalle, Inc.
	Expiration June 2017, Exercise Price $100.00	5,250
100	Lowe’s Companies, Inc.
	Expiration April 2017, Exercise Price $70.00	300
50	Mallinckrodt PLC
	Expiration April 2017, Exercise Price $45.00	9,500
200	Medical Properties Trust, Inc.
	Expiration April 2017, Exercise Price $12.50	2,000
50	Polaris Industries, Inc.
	Expiration June 2017, Exercise Price $80.00	17,500
100	Southern Co.
	Expiration May 2017, Exercise Price $48.00	5,400
70	Under Armour, Inc.
	Expiration April 2017, Exercise Price $35.00	116,550
100	Under Armour, Inc. Class A
	Expiration January 2018, Exercise Price $32.50	126,750
50	VF Corp.
	Expiration May 2017, Exercise Price $52.50	5,500
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $511,430)	$502,400

Shares
	SECURITIES SOLD SHORT - (1.2)% *
	EQUITY FUNDS - (1.2)%
14,250	iPATH S&P 500 VIX Short-Term Futures ETN	$225,007
2,300	SPDR S&P500 ETF Trust	542,202
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,130,381)	$767,209

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Note

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

VIX - S&P 500 Volatility Index

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 0.80% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on March 31, 2017.

***	One contract is equivalent to 100 shares of common stock.

****	Variable Rate as of March 31, 2017.

(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	All or a portion of the security is segregated as collateral for securities on loan at March 31, 2017. Total collateral had a market value of $820,312 at March 31, 2017.

(c)	All or a portion of the security is out on loan at March 31, 2017. Total loaned securities had a market value of $804,227 at March 31, 2017.

(d)	Subject to call options written.

(e)	Subject to put options written.

(f)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $63,316,477, including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,750,842
Unrealized depreciation	(9,856,471)
Net unrealized depreciation	$(6,105,629)

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Principal		Fair Value
	BONDS - 10.3%
	RETAIL - 9.4%
$200,000	GameStop Corp., 6.750%, 3/15/2021 ^	$205,000
925,000	Men’s Wearhouse, Inc., 7.000%, 7/1/2022	825,562
		1,030,562
	TELECOMMUNICATIONS - 0.9%
100,000	Frontier Communications Corp., 10.500%, 9/15/2022	101,750

	TOTAL BONDS (Cost $1,087,314)	1,132,312

Shares
	COMMON STOCKS - 34.4%
	AGRICULTURE - 1.7%
5,000	Andersons, Inc.	189,500

	BEVERAGES - 0.3%
3,000	Crimson Wine Group Ltd. *	30,000

	COMMERCIAL SERVICES - 0.6%
4,000	Textainer Group Holdings Ltd.	61,200

	DISTRIBUTION/WHOLESALE - 3.5%
15,000	Triton International Ltd.	386,850

	ENERGY-ALTERNATE SOURCES - 0.9%
6,960	FutureFuel Corp.	98,693

	ENTERTAINMENT - 3.1%
15,000	Regal Entertainment Group - Cl. A (d)(e)	338,700

	ENVIRONMENTAL CONTROL - 0.7%
5,000	Covanta Holding Corp.	78,500

	HEALTHCARE-PRODUCTS - 0.1%
14,500	Female Health Co. *	14,645

	INVESTMENT COMPANIES - 3.8%
10,000	Apollo Investment Corp.	65,600
9,660	Ares Capital Corp.	167,891
20,000	Prospect Capital Corp. (c)	180,800
		414,291
	IRON/STEEL - 0.7%
10,000	Cliffs Natural Resources, Inc. *	82,100

	MEDIA - 0.5%
7,000	Salem Media Group, Inc. (d)(e)	52,150

	METAL FABRICATE/HARDWARE - 1.2%
9,093	Ampco-Pittsburgh Corp.	127,757

	MINING - 2.2%
3,500	Compass Minerals International, Inc. (e)	237,475

	OIL & GAS - 1.5%
2,000	Atwood Oceanics, Inc. *	19,060
4,450	CVR Energy, Inc.	89,356
20,000	Penn West Petroleum Ltd. *	34,000
23,500	Whiting USA Trust II	23,500
		165,916
	OIL & GAS SERVICES - 0.8%
7,299	Gulf Island Fabrication, Inc.	84,303

	REAL ESTATE - 0.9%
107	RMR Group, Inc.	5,296
21,900	Xinyuan Real Estate Co. Ltd. - ADR (e)	96,579
		101,875

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value
	COMMON STOCKS (Cont.) - 34.4%
	RETAIL - 10.4%
15,000	Buckle, Inc.	$279,000
4,000	Cheesecake Factory, Inc. (d)	253,440
20,000	Chico’s FAS, Inc.	284,000
100	Cracker Barrel Old Country Store, Inc.	15,925
19,180	Destination Maternity Corp. *(e)	81,707
10,000	GameStop Corp.	225,500
		1,139,572
	TELECOMMUNICATIONS - 0.4%
26,955	RF Industries Ltd.	40,433

	TRANSPORTATION - 1.1%
10,000	Ardmore Shipping Corp.	80,500
1,300	Matson, Inc.	41,288
		121,788
	TOTAL COMMON STOCKS (Cost $4,961,438)	3,765,748

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 18.3%
25,000	Ares Commercial Real Estate Corp.	334,500
3,125	ARMOUR Residential REIT, Inc.	70,969
5,000	Care Capital Properties, Inc.	134,350
5,000	CoreCivic, Inc.	157,100
20,000	CYS Investments, Inc. (a)	159,000
10,000	Government Properties Income Trust (a)(e)	209,300
7,000	Invesco Mortgage Capital, Inc.	107,940
15,000	MTGE Investment Corp. (a)	251,250
400	One Liberty Properties, Inc.	9,344
1,000	Silver Bay Realty Trust Corp.	21,470
30,000	Two Harbors Investment Corp.	287,700
30,000	Washington Prime Group, Inc. (a)	260,700
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,226,775)	2,003,623

	LIMITED PARTNERSHIPS - 12.0%
	CHEMICALS - 0.8%
900	Terra Nitrogen Co. LP	88,416

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
5,000	Ares Management LP	94,750

	INVESTMENT COMPANIES - 1.5%
10,000	Compass Diversified Holdings	166,000

	MINING - 0.5%
4,000	Emerge Energy Services LP *	55,400

	OIL & GAS - 0.3%
3,500	CVR Refining LP *	33,075

	OIL & GAS SERVICES - 1.3%
15,000	CSI Compressco LP	147,000

	PIPELINES - 3.4%
5,000	Boardwalk Pipeline Partners LP	91,550
5,000	Holly Energy Partners LP	178,550
2,000	NuStar Energy LP	103,960
		374,060
	REAL ESTATE - 1.0%
5,000	Brookfield Property Partners LP	111,300

	TRANSPORTATION - 2.3%
12,500	Martin Midstream Partners LP	250,000

	TOTAL LIMITED PARTNERSHIPS (Cost $1,812,561)	1,320,001

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value
	PREFERRED STOCK - 8.7%
	INVESTMENT COMPANIES - 1.2%
5,000	Prospect Capital Corp., 6.250%, 6/15/2024	$129,350

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.5%
10,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual	236,000
5,000	CYS Investments, Inc., 7.500%, Perpetual	117,500
5,000	CYS Investments, Inc., 7.750%, Perpetual	122,500
5,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual	125,150
		601,150
	TRANSPORTATION - 2.0%
5,000	Seaspan Corp., 7.950%, Perpetual	111,050
5,000	Seaspan Corp., 8.250%, Perpetual	112,100
		223,150
	TOTAL PREFERRED STOCK (Cost $857,635)	953,650

	SHORT-TERM INVESTMENTS - 9.6%
865,019	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.56%**	865,019
182,572	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.56%** (b)	182,572
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,047,591)	1,047,591

	TOTAL INVESTMENTS IN LONG SECURITIES - 93.3% (Cost $11,993,314) (f)	$10,222,925
	TOTAL CALL OPTIONS WRITTEN - (0.2)% (Premiums Received $24,011) (f)	(16,435)
	TOTAL PUT OPTIONS WRITTEN - (0.7)% (Premiums Received $74,322) (f)	(80,875)
	TOTAL SECURITIES SOLD SHORT - (1.0)% (Proceeds $171,232) (f)	(110,196)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.6%	941,650
	TOTAL NET ASSETS - 100.0%	$10,957,069

Contracts***		Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.2)% *
20	Cheesecake Factory, Inc.
	Expiration April 2017, Exercise Price $60.00	$6,900
20	Cheesecake Factory, Inc.
	Expiration April 2017, Exercise Price $65.00	860
100	Regal Entertainment Group
	Expiration April 2017, Exercise Price $22.50	5,000
70	Salem Media Group, Inc.
	Expiration June 2017, Exercise Price $7.50	3,675
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $24,011)	$16,435

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.7)% *
25	Compass Minerals International, Inc.
	Expiration June 2017, Exercise Price $70.00	$10,250
50	Destination Maternity Corp.
	Expiration May 2017, Exercise Price $7.50	16,625
100	Farmland Partners, Inc.
	Expiration August 2017, Exercise Price $10.00	2,500
50	Government Properties Inc
	Expiration June 2017, Exercise Price $20.00	3,250
50	Regal Entertainment Group
	Expiration April 2017, Exercise Price $22.50	1,875
100	Salem Media Group, Inc.
	Expiration June 2017, Exercise Price $5.00	750
200	Seaspan Corp.
	Expiration May 2017, Exercise Price $7.50	21,000
50	St. Joe Co.
	Expiration April 2017, Exercise Price $17.00	1,625
50	St. Joe Co.
	Expiration June 2017, Exercise Price $16.00	1,750
50	Sturm Ruger & Company, Inc.
	Expiration April 2017, Exercise Price $50.00	1,750
50	Tailored Brands, Inc.
	Expiration May 2017, Exercise Price $17.50	13,750
100	Xinyuan Real Estate Co. Ltd.
	Expiration April 2017, Exercise Price $5.00	5,750
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $74,322)	$80,875

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2017

Shares		Fair Value
	SECURITIES SOLD SHORT - (1.0)% *
	EQUITY FUNDS - (1.0)%
2,500	iPATH S&P 500 VIX Short-Term Futures ETN	$39,474
300	SPDR S&P500 ETF Trust	70,722
	TOTAL SECURITIES SOLD SHORT (Proceeds $171,232)	$110,196

ADR - American Depositary Receipt

LP - Limited Partnership

ETN - Exchange-Traded Note

REIT - Real Estate Investment Trust

VIX - S&P 500 Volatility Index

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.87% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

*	Non-Income producing security

**	Interest rate reflects seven-day effective yield on March 31, 2017.

***	One contract is equivalent to 100 shares of common stock.

(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	All or a portion of the security is segregated as collateral for securities on loan at March 31, 2017. Total collateral had a market value of $182,572 at March 31, 2017.

(c)	All or a portion of the security is out on loan at March 31, 2017. Total loaned securities had a market value of $178,992 at March 31, 2017.

(d)	Subject to call options written.

(e)	Subject to put options written.

(f)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $11,570,573 including options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$551,453
Unrealized depreciation	(2,106,607)
Net unrealized depreciation	$(1,555,154)

See accompanying notes to financial statements.

Camelot Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2017

	Camelot Premium		Camelot Excalibur
	Return Fund		Small Cap Income Fund
ASSETS
Investment securities:
At cost	$65,829,689		$11,993,314
At value (including collateral for loaned securities)	$59,160,297		$10,222,925
Deposit with Brokers	8,095,864		1,020,639
Dividends and interest receivable	183,033		62,100
Receivable for Fund shares sold	283,881		20,731
Prepaid expenses and other assets	13,593		48,086
TOTAL ASSETS	67,736,668		11,374,481

LIABILITIES
Investment management fees payable	55,009		4,456
Payable upon return of securities loaned	820,312		182,572
Options written, at value (Premiums received $881,194, $98,333)	1,182,240		97,310
Securities sold short (Proceeds $1,130,381, $171,232)	767,209		110,196
Distribution (12b-1) fees payable	154,918		4,401
Payable for Fund shares repurchased	225,640		1,517
Fees payable to other affiliates	6,483		1,965
Dividends on securities sold short payable	3,306		310
Accrued expenses and other liabilities	35,849		14,685
TOTAL LIABILITIES	3,250,966		417,412
NET ASSETS	$64,485,702		$10,957,069

Composition of Net Assets:
Paid in capital	$69,024,146		$12,265,655
Undistributed net investment income	875,503		196,108
Accumulated net realized gain from investments, options written, foreign currency transactions, and securities sold short	1,193,320		203,636
Net unrealized depreciation on investments, options written, foreign currency translations, and securities sold short	(6,607,267)		(1,708,330)
NET ASSETS	$64,485,702		$10,957,069

Net Asset Value Per Share:
Class A Shares:
Net Assets	$62,521,822		$10,955,684
Shares of beneficial interest outstanding (a)	6,266,145		1,270,008
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$9.98		$8.63
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.59		$9.15

Class C Shares:
Net Assets	$1,925,973		$873
Shares of beneficial interest outstanding (a)	194,206		97
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.92		$8.97	(c)

Class I Shares:
Net Assets	$37,907		$512
Shares of beneficial interest outstanding (a)	3,800		60
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.97	(c)	$8.60	(c)

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	Net assets divided by shares outstanding does not equal net asset value per share due to rounding.

See accompanying notes to financial statements.

Camelot Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2017

	Camelot Premium	Camelot Excalibur
	Return Fund	Small Cap Income Fund

INVESTMENT INCOME
Dividends (net of withholding taxes of $1,445, $219 respectively)	$1,405,883	$296,239
Interest	76,083	32,921
Securities lending income - net	20,971	3,331
TOTAL INVESTMENT INCOME	1,502,937	332,491

EXPENSES
Investment management fees	296,630	50,716
Distribution (12b-1) fees:
Class A	71,845	12,678
Class C	9,234	3
Administration fees	51,354	11,791
MFund service fees	25,376	6,744
Registration fees	20,457	8,225
Non 12b-1 shareholder servicing fees	18,296	8,025
Interest Expense	16,342	2,119
Compliance officer fees	7,500	8,886
Audit fees	6,850	6,850
Printing and postage expenses	6,064	2,142
Dividends on securities sold short	5,964	1,330
Legal Fees	5,545	3,985
Custodian fees	3,831	2,806
Trustees fees and expenses	1,043	3,806
Insurance expense	347	—
Other expenses	1,332	993
TOTAL EXPENSES	548,010	131,099

Less: Fees waived by the Manager	—	(38,808)
NET EXPENSES	548,010	92,291

NET INVESTMENT INCOME	954,927	240,200

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	1,195,511	120,567
Options written	1,144,303	150,976
Securities sold short	(435)	1,231
Net realized gain	2,339,379	272,774
Net change in unrealized appreciation (depreciation) on:
Investments	889,137	357,839
Options written	(392,247)	8,434
Securities sold short	243,286	64,497
Net change in unrealized appreciation	740,176	430,770

NET REALIZED AND UNREALIZED GAIN	3,079,555	703,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,034,482	$943,744

See accompanying notes to financial statements.

Camelot Premium Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment income	$954,927	$1,635,517
Net realized gain (loss) from investments, options written, securities sold short and foreign currency transactions	2,339,379	(91,821)
Distributions of realized gains by underlying investment companies	—	279
Net change in unrealized appreciation of investments, options written, foreign currency translations, and securities sold short	740,176	5,671,739
Net increase in net assets resulting from operations	4,034,482	7,215,714

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(779,745)	(1,249,828)
Class C	(17,892)	(29,108)
Class I ^	(296)	—
From return of capital:
Class A	—	(1,480,107)
Class C	—	(43,812)
From net realized gains:
Class A	(890,966)	(2,831,485)
Class C	(28,456)	(92,544)
Class I ^	(250)	—
Net decrease in net assets from distributions to shareholders	(1,717,605)	(5,726,884)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	16,336,442	17,432,624
Class C	362,051	151,966
Class I ^	37,501	—
Net asset value of shares issued in reinvestment of distributions:
Class A	653,490	2,337,557
Class C	38,365	138,387
Class I ^	546	—
Payments for shares redeemed:
Class A	(9,761,480)	(27,574,200)
Class C	(238,383)	(594,794)
Net increase (decrease) in net assets from shares of beneficial interest	7,428,532	(8,108,460)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,745,409	(6,619,630)

NET ASSETS
Beginning of Period	54,740,293	61,359,923
End of Period *	$64,485,702	$54,740,293
*Includes undistributed net investment income of:	$875,503	$718,509

^	The Camelot Premium Return Fund’s Class I shares commenced operations on December 30, 2016.

See accompanying notes to financial statements.

Camelot Premium Return Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Period Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
SHARE ACTIVITY
Class A:
Shares Sold	1,648,878	1,916,514
Shares Reinvested	66,000	265,967
Shares Redeemed	(989,654)	(3,063,307)
Net increase (decrease) in shares of beneficial interest outstanding	725,224	(880,826)

Class C:
Shares Sold	37,048	16,690
Shares Reinvested	3,897	15,838
Shares Redeemed	(24,114)	(68,130)
Net increase (decrease) in shares of beneficial interest outstanding	16,831	(35,602)

Class I: ^
Shares Sold	3,745	—
Shares Reinvested	55	—
Net increase (decrease) in shares of beneficial interest outstanding	3,800	—

^	The Camelot Premium Return Fund’s Class I shares commenced operations on December 30, 2016.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016
FROM OPERATIONS
Net investment income	$240,200	$336,378
Net realized gain (loss) from investments, options written, securities sold short and foreign currency transactions	272,774	(71,442)
Distributions of realized gains by underlying investment companies	—	43,997
Net change in unrealized appreciation of investments, options written, and securities sold short	430,770	636,213
Net increase in net assets resulting from operations	943,744	945,146

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(207,872)	(283,785)
Class C	(13)	0 (a)
Class I ^	(5)	—
From return of capital:
Class A	—	(84,609)
Class C	—	0 (a)
From net realized gains:
Class A	(36,753)	(434,090)
Class C	(2)	0 (a)
Class I ^	(1)	—
Net decrease in net assets from distributions to shareholders	(244,646)	(802,484)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,841,377	2,098,007
Class C	801	1,000
Class I ^	496	—
Net asset value of shares issued in reinvestment of distributions:
Class A	85,053	285,323
Class C	15	0 (a)
Class I ^	6	—
Payments for shares redeemed:
Class A	(763,357)	(1,956,013)
Class C	(20)	(1,000)
Net increase in net assets from shares of beneficial interest	1,164,371	427,317

TOTAL INCREASE IN NET ASSETS	1,863,469	569,979

NET ASSETS
Beginning of Period	9,093,600	8,523,621
End of Period *	$10,957,069	$9,093,600
*Includes undistributed net investment income of:	$196,108	$163,798

^	The Camelot Excalibur Small Cap Income Fund’s Class I shares commenced operations on December 30, 2016.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Period Ended	For the
	March 31, 2017	Year Ended
	(Unaudited)	September 30, 2016

SHARE ACTIVITY
Class A:
Shares Sold	218,189	268,726
Shares Reinvested	9,934	38,128
Shares Redeemed	(89,960)	(259,288)
Net increase in shares of beneficial interest outstanding	138,163	47,566

Class C:
Shares Sold	97	127
Shares Reinvested	2	0	(b)
Shares Redeemed	(2)	(127)
Net increase in shares of beneficial interest outstanding	97	0	(b)

Class I: ^
Shares Sold	59	—
Shares Reinvested	1	—
Net increase in shares of beneficial interest outstanding	60	—

(a)	Rounds to less than one dollar

(b)	Rounds to less than one share.

^	The Camelot Excalibur Small Cap Income Fund’s Class I shares commenced operations on December 30, 2016.

See accompanying notes to financial statements.

Camelot Premium Return Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Six
	Months Ended		Year		Year		Year	Year	Year
	March 31, 2017		Ended		Ended		Ended	Ended	Ended
	(Unaudited)		September 30, 2016		September 30, 2015		September 30, 2014	September 30, 2013	September 30, 2012
Net asset value, beginning of period	$9.57		$9.25		$11.21		$10.61	$10.08	$8.46
Activity from investment operations:
Net investment income (3)	0.16		0.27		0.21		0.20	0.23	0.19
Net realized and unrealized gain (loss) on investments	0.52		0.98		(1.41)		1.26	1.01	2.12
Total from investment operations	0.68		1.25		(1.20)		1.46	1.24	2.31
Less distributions from:
Net investment income	(0.13)		(0.21)		(0.19)		(0.21)	(0.16)	(0.17)
Return of capital	—		(0.26)		—		—	—	—
Net realized gains	(0.14)		(0.46)		(0.57)		(0.65)	(0.55)	(0.52)
Total distributions	(0.27)		(0.93)		(0.76)		(0.86)	(0.71)	(0.69)
Net asset value, end of period	$9.98		$9.57		$9.25		$11.21	$10.61	$10.08
Total return (1)	7.25	% (7)	14.71	% (9)	(11.22	)% (9)	14.22%	12.78%	28.02%
Net assets, at end of period (000s)	$62,522		$53,052		$59,401		$53,303	$31,970	$20,353
Ratio of gross expenses to average net assets (2)(4)(5)	1.76	% (8)	1.86%		1.66%		1.75%	1.78%	2.03%
Ratio of net expenses to average net assets (4)(5)	1.76	% (8)	1.78%		1.73	% (10)	1.75%	1.75%	1.77%
Ratio of net investment income to average net assets (4)(5)(6)	2.85	% (8)	2.94%		2.00%		2.12%	2.26%	1.97%
Portfolio Turnover Rate	16	% (7)	44%		38%		21%	29%	44%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(3)	Per share amounts calculated using the average shares method.

(4)	The ratios include 0.01% for the six-months ended March 31, 2017 and 0.03% and 0.02% for the years ended September 30, 2016 and September 30, 2012 attributed to dividends from securities sold short and interest expense.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	The ratio includes expense recapture by the Manager.

See accompanying notes to financial statements.

Camelot Premium Return Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	For the Six
	Months Ended		Year		Year		Year	Year	Year
	March 31, 2017		Ended		Ended		Ended	Ended	Ended
	(Unaudited)		September 30, 2016		September 30, 2015		September 30, 2014	September 30, 2013	September 30, 2012
Net asset value, beginning of period	$9.52		$9.20		$11.15		$10.58	$10.07	$8.42
Activity from investment operations:
Net investment income (3)	0.12		0.20		0.14		0.12	0.17	0.09
Net realized and unrealized gain (loss) on investments	0.51		0.99		(1.41)		1.25	0.99	2.15
Total from investment operations	0.63		1.19		(1.27)		1.37	1.16	2.24
Less distributions from:
Net investment income	(0.09)		(0.16)		(0.11)		(0.15)	(0.10)	(0.07)
Return of capital	—		(0.25)		—		—	—	—
Net realized gains	(0.14)		(0.46)		(0.57)		(0.65)	(0.55)	(0.52)
Total distributions	(0.23)		(0.87)		(0.68)		(0.80)	(0.65)	(0.59)
Net asset value, end of period	$9.92		$9.52		$9.20		$11.15	$10.58	$10.07
Total return (1)	6.80	% (7)	13.93	% (9)	(11.89	)% (9)	13.36%	11.99%	27.15%
Net assets, at end of period (000s)	$1,926		$1,688		$1,959		$1,023	$104	$28
Ratio of gross expenses to average net assets (2)(4)(5)	2.51	% (8)	2.62%		2.41%		2.50%	2.53%	2.78%
Ratio of net expenses to average net assets (4)(5)	2.51	% (8)	2.53%		2.48	% (10)	2.50%	2.50%	2.52%
Ratio of net investment income to average net assets (4)(5)(6)	3.60	% (8)	2.19%		1.32%		1.37%	1.59%	0.93%
Portfolio Turnover Rate	16	% (7)	44%		38%		21%	29%	44%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(3)	Per share amounts calculated using the average shares method.

(4)	The ratios include 0.01% for the six-months ended March 31, 2017 and 0.03% and 0.02% for the years ended September 30, 2016 and September 30, 2012 attributed to dividends from securities sold short and interest expense.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	The ratio includes expense recapture by the Manager.

See accompanying notes to financial statements.

Camelot Premium Return Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Period Presented

Class I
For the Period
Ended
March 31, 2017
(Unaudited) (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (4)	0.13
Net realized and unrealized gain (loss) on investments	(0.01)
Total from investment operations	0.12
Less distributions from:
Net investment income	(0.08)
Return of capital	—
Net realized gains	(0.07)
Total distributions	(0.15)
Net asset value, end of period	$9.97
Total return (2)	3.23%
Net assets, at end of period (000s)	$38
Ratio of gross expenses to average net assets (3)(4)(7)(9)	1.51%
Ratio of net expenses to average net assets (5)(8)(9)	1.51%
Ratio of net investment income to average net assets (5)(6)(8)	2.60%
Portfolio Turnover Rate (7)	16%

(1)	The Camelot Premium Return Fund’s Class I shares commenced operations on December 30, 2016.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Per share amounts calculated using the average shares method.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

(9)	The ratios include 0.01% for the six-months ended March 31, 2017 attributed to dividends from securities sold short and interest expense.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Six
	Months Ended		Year		Year		For the
	March 31, 2017		Ended		Ended		Period Ended
	(Unaudited)		September 30, 2016		September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$8.03		$7.86		$9.34		$10.00
Activity from investment operations:
Net investment income (6)	0.20		0.30		0.29		0.14
Net realized and unrealized gain (loss) on investments	0.60		0.60		(1.43)		(0.60)
Total from investment operations	0.80		0.90		(1.14)		(0.46)
Less distributions from:
Net investment income	(0.17)		(0.26)		(0.22)		(0.08)
Return of capital	—		(0.08)		—		—
Net realized gains	(0.03)		(0.39)		(0.12)		(0.12)
Total distributions	(0.20)		(0.73)		(0.34)		(0.20)
Net asset value, end of period	$8.63		$8.03		$7.86		$9.34
Total return (2)	10.00	% (5)	12.26	% (9)	(12.50	)% (9)	(4.68	)% (5)
Net assets, at end of period (000s)	$10,956		$9,094		$8,524		$8,918
Ratio of gross expenses to average net assets (3)(7)(10)	2.51	% (4)	2.50%		2.23%		5.84	% (4)
Ratio of net expenses to average net assets (7)(10)	1.76	% (4)	1.78%		1.75%		1.75	% (4)
Ratio of net investment income to average net assets (7)(8)	1.91	% (4)	3.92%		3.22%		2.26	% (4)
Portfolio Turnover Rate	13	% (5)	23%		44%		5	% (5)

(1)	The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	The ratios include 0.01% for the six-months ended March 31, 2017 and 0.03% for the year ended September 30, 2016 attributed to dividends from securities sold short and interest expense.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	For the Six
	Months Ended		Year		Year		For the
	March 31, 2017		Ended		Ended		Period Ended
	(Unaudited)		September 30, 2016		September 30, 2015		September 30, 2014 (1)
Net asset value, beginning of period	$8.33		$8.15		$9.42		$10.00
Activity from investment operations:
Net investment income (6)	0.20		0.30		0.29		0.16
Net realized and unrealized gain (loss) on investments	0.62		0.61		(1.44)		(0.62)
Total from investment operations	0.82		0.91		(1.15)		(0.46)
Less distributions from:
Net investment income	(0.15)		(0.26)		—		—
Return of capital	—		(0.08)		—		—
Net realized gains	(0.03)		(0.39)		(0.12)		(0.12)
Total distributions	(0.18)		(0.73)		(0.12)		(0.12)
Net asset value, end of period	$8.97		$8.33		$8.15		$9.42
Total return (2)	9.83	% (5)	10.51	% (9)	(12.31	)% (9)	(4.64	)% (5)
Net assets, at end of period (11)	$873		$9		$8		$10
Ratio of gross expenses to average net assets (3)(7)(10)	3.26	% (4)	3.25%		2.98%		6.59	% (4)
Ratio of net expenses to average net assets (7)(10)	2.51	% (4)	2.53%		2.50%		2.50	% (4)
Ratio of net investment income to average net assets (7)(8)	2.66	% (4)	3.57%		3.09%		2.65	% (4)
Portfolio Turnover Rate	13	% (5)	23%		44%		5	% (5)

(1)	The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	The ratios include 0.01% for the six-months ended March 31, 2017 and 0.03% for the year ended September 30, 2016 attributed to dividends from securities sold short and interest expense.

(11)	Actual net assets, not truncated.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class I
	For the Period
	Ended
	March 31, 2017
	(Unaudited) (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (6)	0.20
Net realized and unrealized gain (loss) on investments	(1.50)
Total from investment operations	(1.30)
Less distributions from:
Net investment income	(0.09)
Return of capital	—
Net realized gains	(0.01)
Total distributions	(0.10)
Net asset value, end of period	$8.60
Total return (2)	3.27	% (5)
Net assets, at end of period (10)	$512
Ratio of gross expenses to average net assets (3)(7)(11)	2.26	% (4)
Ratio of net expenses to average net assets (7)(11)	1.51	% (4)
Ratio of net investment income to average net assets (7)(8)	1.66	% (4)
Portfolio Turnover Rate	13	% (5)

(1)	The Camelot Excalibur Small Cap Income Fund’s Class I shares commenced operations on December 30, 2016.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(10)	Actual net assets, not truncated.

(11)	The ratios include 0.01% for the six-months ended March 31, 2017 attributed to dividends from securities sold short and interest expense.

See accompanying notes to financial statements.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2017

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). There are currently thirty-nine (or funds) of the Trust. These financial statements include the following series: Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund (each a “Fund” or collectively the “Funds”). The Premium Return Fund is registered as diversified and the Small Cap Income Fund is registered as non-diversified. The Funds’ investment manager is Camelot Funds, LLC (the “Manager”). Effective February 1, 2015 Camelot Funds, LLC began serving as the Funds’ manager. Prior to February 1, 2015, Camelot Portfolios, LLC served as the Funds’ manager. Camelot Premium Return Fund’s Class A and Class C commenced operations on December 27, 2010 and the Fund’s Class I shares commenced operations on December 30, 2016. The Fund’s objective is to achieve a consistent high rate of gains and total return with lower volatility than common stocks as measured by standard deviation. The Camelot Excalibur Small Cap Income Fund’s Class A and Class C shares commenced operations on December 31, 2013 and the Fund’s Class I shares commenced operations on December 30, 2016. The Fund’s objective is to provide consistent and growing income in addition to long-term growth of capital.

The Funds offer three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund

Assets

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Bonds	$—	$2,576,450	$—	$2,576,450
Closed-End Funds (b)	5,406,599	—	—	5,406,599
Common Stocks (b)	24,344,470	—	—	24,344,470
Exchange-Traded Funds (b)	488,600	—	—	488,600
Limited Partnerships (b)	4,638,643	—	—	4,638,643
Preferred Stock (b)	5,439,523	—	—	5,439,523
Real Estate Investment Trusts (b)	6,807,959	—	—	6,807,959
Call Options Purchased (b)	—	5,000	—	5,000
Short-Term Investments (b)	9,453,053	—	—	9,453,053
Total	$56,578,847	$2,581,450	$—	$59,160,297

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

Liabilities

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Call Options Written	$(619,340)	$(60,500)	$—	$(679,840)
Put Options Written	(138,675)	(363,725)	—	(502,400)
Securities Sold Short	(767,209)	—	—	(767,209)
Total	$(1,525,224)	$(424,225)	$—	$(1,949,449)

(a)	As of and during the six months ended March 31, 2017, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

(b)	All closed-end funds, common stock, exchange-traded funds, limited partnerships, mutual funds, preferred stocks, REITs, call options, and short-term investments held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments. During the six months ended March 31, 2017, no securities were fair valued.

Camelot Excalibur Small Cap Income Fund

Assets

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Bonds	$—	$1,132,312	$—	$1,132,312
Common Stocks (b)	3,765,748	—	—	3,765,748
Limited Partnerships (b)	1,320,001	—	—	1,320,001
Preferred Stock (b)	953,650	—	—	953,650
Real Estate Investment Trusts (b)	2,003,623	—	—	2,003,623
Short-Term Investments (b)	1,047,591	—	—	1,047,591
Total	$9,090,613	$1,132,312	$—	$10,222,925

Liabilities

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Call Options Written	$(860)	$(15,575)	$—	$(16,435)
Put Options Written	(25,250)	(55,625)	—	(80,875)
Securities Sold Short	(110,196)	—	—	(110,196)
Total	$(136,306)	$(71,200)	$—	$(207,506)

(a)	As of and during the year ended March 31, 2017 the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.

(b)	All common stock, limited partnerships, preferred stocks, REITs, and Short Term Investments held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments. During the six months ended March 31, 2017, no securities were fair valued.

b) Accounting for Options - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Camelot Premium Return Fund

Derivatives Not
Accounted for as Hedging	Primary Risk	Location of Derivatives on	Fair Value of Asset/
Instruments under GAAP	Exposure	Statement of Assets and Liabilities	Liability Derivatives
Call options purchased	Equity Risk	Investment securities, at value	$5,000
Call options written	Equity Risk	Options written, at value	(679,840)
Put options written	Equity Risk	Options written, at value	(502,400)
Total			$(1,177,240)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2017, was as follows:

Derivatives Not			Realized and Unrealized
Accounted for as			Gain (Loss) on Liability
Hedging Instruments		Location of Gain (Loss) on	Derivatives Recognized in
under GAAP	Primary Risk Exposure	Derivatives Recognized in Income	Income
Purchased options	Equity Risk	Net realized loss from investments	$(5,737)
Purchased options	Equity Risk	Net change in unrealized appreciation on investments	(65,339)
Options written	Equity Risk	Net realized gain from options written	1,144,303
Options written	Equity Risk	Net change in unrealized depreciation on options written	(392,247)
Total			$680,980

Camelot Excalibur Small Cap Income Fund

Derivatives Not
Accounted for as
Hedging Instruments	Primary Risk	Location of Derivatives on	Fair Value of
under GAAP	Exposure	Statement of Assets and Liabilities	Liability Derivatives
Call options written	Equity Risk	Options written, at value	$(16,435)
Put options written	Equity Risk	Options written, at value	(80,875)
Total			$(97,310)

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2017, was as follows:

Derivatives Not			Realized and Unrealized
Accounted for as			Gain on Liability
Hedging Instruments	Primary Risk	Location of Gain (Loss) on	Derivatives Recognized in
under GAAP	Exposure	Derivatives Recognized in Income	Income

Options written	Equity Risk	Net realized gain from options written	$150,976
Options written	Equity Risk	Net change in unrealized appreciation on options written	8,434
Total			$159,410

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2017.

Camelot Premium Return Fund

					Gross Amounts Not Offset in the
Assets:					Statement of Assets & Liabilities

			Gross Amounts	Net Amounts of
	Gross Amounts of		Offset in the	Liabilities Presented in
	Recognized		Statement of Assets &	the Statement of Assets	Financial		Cash Collateral
Description	Assets/Liabilities		Liabilities	& Liabilities	Instruments		Received	Net Amount
Options Purchased	$5,000	(1)	$—	$—	$5,000		$—	$5,000
Options Written	(1,182,240	) (1)	—	1,182,240	(1,182,240	) (2)	—	—
Securities Lending	(820,312)		—	820,312	—		820,312	—
Total	$(1,997,552)		$—	$2,002,552	$(1,177,240)		$820,312	$5,000

(1)	Purchase and written options at value as presented in the Sechedule of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Camelot Excalibur Small Cap Income Fund

					Gross Amounts Not Offset in the
Assets:					Statement of Assets & Liabilities

			Gross Amounts	Net Amounts of
	Gross Amounts of		Offset in the	Liabilities Presented in
	Recognized		Statement of Assets &	the Statement of Assets	Financial		Cash Collateral
Description	Assets/Liabilities		Liabilities	& Liabilities	Instruments		Received	Net Amount
Options Written	$(97,310	) (1)	$—	$97,310	$(97,310	) (2)	$—	$—
Securities Lending	(182,572)		—	182,572	—		182,572
Total	$(279,882)		$—	$279,882	$(97,310)		$182,572	$—

(1)	Purchase and written options at value as presented in the Sechedule of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

c) Short Sales - The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

d) Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended March 31, 2017, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of March 31, 2017, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014, 2015 and 2016) for the Camelot Premium Return Fund, and the Camelot Excalibur Small Cap Fund, or are expected to be taken in the Funds’ 2017 tax returns. The tax filings are open for examination by applicable taxing authorizes, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Funds’ tax returns is presently in progress.

e) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date. The Funds distribute short-term capital gains and income quarterly and long-term capital gains annually.

f) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Sales Charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended March 31, 2017 there were no CDSC fees paid.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

k) Security Loans - The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(2) INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Camelot Premium Return Fund	$8,707,554	$12,354,195
Camelot Excalibur Small Cap Income Fund	$1,645,176	$1,148,621

(3) OPTIONS WRITTEN

During the year six months ended March 31, 2017, the Funds’ realized gain on option contracts subject to equity price risk amounted to $1,144,303 and $150,976 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. The contracts of the derivative instruments outstanding as of March 31, 2017 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

A summary of option contracts written by the Funds during the six months ended March 31, 2017, were as follows:

Camelot Premium Return Fund

	Call Options
	Number of options *	Option Premiums
Options outstanding at beginning of period	7,946	588,864
Options Written	10,799	1,062,102
Options Exercised	(3,421)	(493,189)
Options Closed	(472)	(225,217)
Options Expired	(11,491)	(562,796)
Options outstanding at end of period	3,361	369,764

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

	Put Options
	Number of options *	Option Premiums
Options outstanding at beginning of period	4,221	464,828
Options Written	7,614	1,064,007
Options Exercised	(2,671)	(297,698)
Options Closed	(520)	(105,785)
Options Expired	(5,049)	(613,922)
Options outstanding at end of period	3,595	511,430

Camelot Excalibur Small Cap Income Fund

	Call Options
	Number of options *	Option Premiums
Options outstanding at beginning of period	268	26,827
Options Written	1,728	156,070
Options Exercised	(726)	(79,746)
Options Closed	(219)	(11,537)
Options Expired	(841)	(67,603)
Options outstanding at end of period	210	24,011

	Put Options
	Number of options *	Option Premiums
Options outstanding at beginning of period	370	43,155
Options Written	1,490	142,464
Options Exercised	(125)	(22,835)
Options Closed	(90)	(13,748)
Options Expired	(770)	(74,714)
Options outstanding at end of period	875	74,322

*	One option contract is equivalent to one hundred shares of common stock.

(4) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Camelot Funds, LLC is the Manager to the Funds pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes investment programs for the Funds. For its services under the Management Agreement, the Manager is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of each Fund. The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended March 31, 2017, Management fees of $296,630 and $50,716 were incurred by the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively, before the waiver and reimbursement described below.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds; expenses incurred with a merger or reorganization, and extraordinary expenses such as litigation) at 1.75%, 2.50%, and 1.50% for Class A, Class C and Class I Funds’ shares through January 31, 2018, respectively. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment.

For the six months ended March 31, 2017, the Manager has waived and reimbursed $38,808 for the Camelot Excalibur Small Cap Income Fund. As of March 31, 2017 the Manager has waived/reimbursed expenses of the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund that may be recovered no later than September 30 for the years indicated below:

	2017	2018	2019
Camelot Premium Return Fund	$—	$—	$43,781
Camelot Excalibur Small Cap Fund	$54,936	$45,522	$62,351

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended, the Funds incurred $25,376 and $6,744 for such fees for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

The Independent Trustees are paid a quarterly retainer of $500 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year.

A Trustee and Officer of the Trust is also the controlling member of MFund Services, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Fund. For these services, the Fund pays MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Fund reimburses MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the six months ended March 31, 2017, the Distributor received $1,571 in underwriter concessions from the sale of shares of the Camelot Premium Return Fund. The distributor did not receive any concessions from the sale of shares of the Camelot Excalibur Small Cap Income Fund.

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2016 and September 30, 2015 was as follows:

For the year ended September 30, 2016:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Camelot Premium Return Fund	$3,370,454	$832,511	$1,523,919	$5,726,884
Camelot Excalibur Small Cap Income Fund	672,009	45,866	84,609	802,484

For the year ended September 30, 2015:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Camelot Premium Return Fund	$3,599,348	$1,050,083	$—	$4,649,431
Camelot Excalibur Small Cap Income Fund	356,769	2,482	—	359,251

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Camelot Premium Return Fund	$—	$—	$—	$—	$—	$(6,855,321)	$(6,855,321)
Camelot Excalibur Small Cap Income Fund	—	—	—	—	(21,558)	(1,986,126)	(2,007,684)

The difference between book basis and tax basis accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, the mark-to-market on open options contracts and tax adjustments for publicly traded partnerships, grantor trusts, royalty trusts and return of capital distributions from corporations.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Loss
Camelot Excalibur Small Cap Income Fund	$21,558

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency gains/(losses) and tax adjustments related to publicly traded partnerships and C-Corporation return of capital distributions, resulted in reclassification for the year ended September 30, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Camelot Premium Return Fund	$—	$(68,667)	$68,667
Camelot Excalibur Small Cap Income Fund	$—	$(18,987)	$18,987

(6) UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

(7) OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2017 FOLIOFN Investments, Inc. Special Custody Account for the Exclusive Benefit of Customers held 35.31% of the Camelot Premium Return Fund and 52.86% of the Camelot Excalibur Small Cap Income Fund and may be deemed to control the Fund. Additionally, as of March 31, 2017 Charles Schwab & Co. held 28.30% of the Camelot Excalibur Small Cap Income Fund and may be deemed to control the Fund.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2017

(9) NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(10) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Camelot Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2017

Consideration and Renewal of the Management Agreement with Camelot Portfolios, LLC with respect to the Camelot Excalibur Small Cap Income Fund and Camelot Premium Return Income Fund

In connection with the regular meeting held on November 16, 2016, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the management agreement (the “Management Agreement”) between the Trust and Camelot Portfolios, LLC, (“Camelot”) with respect to the Camelot Excalibur Small Cap Income Fund (the “Excalibur Fund”) and the Camelot Premium Return Income Fund (the “Camelot Fund”) (collectively, the “Funds”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Camelot.

Nature, Extent and Quality of Services. The Board reviewed Camelot’s responses to a series of questions regarding, among other things, the investment performance of the Funds, Camelot’s services to the Funds, comparative fee and expense information, and Camelot’s profitability from managing each Fund . The Board discussed the nature of Camelot’s operations noting the consistency in the portfolio management team and recent addition of a new Chief Compliance Officer. The Board considered that Camelot is responsible for the day-to-day management of the Funds as well as monitoring each Fund’s compliance with investment restrictions. The Board noted that there had been no material compliance issues or litigation since the last renewal of the management agreement. They noted the advisor is currently undergoing a routine SEC exam and that the advisor had committed to providing updates to the Board as additional information becomes available. The Board acknowledged that the advisor maintains E&O insurance covering the advisor with respect to its services to the Fund. The Board concluded that Camelot has the ability to continue to provide a level of services consistent with the Board’s expectations.

Performance

The Board reviewed each Fund’s performance for the one year, five year and since inception periods as compared to the Fund’s benchmark and the Morningstar category.

Camelot Fund. The Board noted that the Camelot Fund outperformed the Morningstar Allocation 50-70% Equity category for the 1 and 5 year periods but had underperformed its benchmark, the S&P 500 Total Return Index, for the one, five and since inception periods. The Board further noted that Camelot has submitted a request to change the Camelot Fund’s Morningstar category to the Option Writing category; a recently created category that the Camelot believes better reflects the Camelot Fund’s strategy. The Board considered the performance of the Camelot Fund relative to the Options Writing category and noted that the Camelot Fund outperformed the category over both periods shown. The Board noted the Camelot Fund was ranked in the top 1% among the Morningstar category for the year. The Board then considered the Camelot Fund’s underperformance compared to the S&P 500 Total Return Index, noting the differences in composition and strategy between the index and the Camelot Fund.

Excalibur Fund. The Board noted that the Excalibur Fund outperformed the Camelot selected peer group for the 1 year period but underperformed its Morningstar category and Index. The Board noted the Excalibur Fund underperformed all benchmarks for the since inception period. The Board considered the Excalibur Fund’s recent (October 17, 2016) strong ranking of top 12% among its Morningstar peers and noted that Camelot represented that the Excalibur Fund’s performance was largely a result of the Excalibur Fund’s focus on dividend paying stocks. The Board considered that Camelot has proactively taken steps to decrease the Excalibur Fund’s exposure to poor performing sectors and reduce the overall volatility of the Excalibur Fund.

Camelot Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
March 31, 2017

The Board concluded that each Fund’s performance was acceptable.

Fees and Expenses

Camelot Fund. The Board noted that Camelot charges an advisory fee of 1.00% which is higher than the Morningstar Option Writing category average and significantly higher than the Morningstar Allocation 50-70% Equity category average. The Board considered, however, that the advisory fee is within the range of fees charged by funds in the Option Writing category and not outside the range of fees charged by the Allocation 50-70% Equity category. The Board discussed the Camelot Fund’s net expense ratio noting it is within the range for both Morningstar categories.

Excalibur Fund. The Board noted that Camelot charges an advisory fee of 1.00% which is significantly lower than the peer group average. They noted the advisory fee is higher than the Morningstar Small Value category average but that after waiver Camelot earned a fee of 0.52% which is significantly below the average. The Board discussed the Excalibur Fund’s net expense ratio noting it is within the range for both the Morningstar category and peer group, and lower than the peer group average.

The Board concluded that each Fund’s advisory fee was reasonable.

Profitability. The Board considered Camelot’s profitability in connection with its relationship with each Fund. The Board reviewed a profitability analysis provided by the Camelot noting that Camelot realized a profit from each Fund. The Board noted, however, that the amount of profit was reasonable in terms of actual dollars and considered that Camelot has and continues to waive a portion of its fees pursuant to an expense limitation agreement. The Board concluded that excessive profitability is not an issue at this time.

Economies of Scale. The Board considered whether Camelot has realized economies of scale with respect to the management of the Funds and agreed that neither Fund had reached asset levels providing economies of scale at this time. The Board determined to continue to consider the matter of economies of scale and revisit the matter as each Fund’s assets continue to grow.

Conclusion. Having requested and received such information from Camelot as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of the shareholders of the Camelot Fund and Excalibur Fund.

Camelot Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2017

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

Camelot Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2017

As a shareholder of the Camelot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Camelot Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Camelot Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period***
Actual	10/1/16	3/31/17	10/1/16 – 3/31/17	10/1/16 – 3/31/17
Camelot Premium Return Fund
Class A*	$1,000.00	$1,072.50	$9.04	1.75%
Class C*	1,000.00	1,102.10	13.10	2.50
Class I**	1,000.00	1,032.30	12.67	1.50
Camelot Excalibur Small Cap Income Fund
Class A*	1,000.00	1,100.00	9.16	1.75
Class C*	1,000.00	1,098.30	13.08	2.50
Class I**	1,000.00	1,032.70	12.67	1.50

Camelot Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
March 31, 2017

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During Period***
(5% return before expenses)	10/1/16	3/31/17	10/1/16 – 3/31/17	10/1/16 – 3/31/17
Camelot Premium Return Fund
Class A*	$1,000.00	$1,016.21	$8.80	1.75%
Class C*	1,000.00	1,012.47	12.54	2.50
Class I**	1,000.00	1,008.82	12.52	1.50
Camelot Excalibur Small Cap Income Fund
Class A*	1,000.00	1,016.21	8.80	1.75
Class C*	1,000.00	1,012.47	12.54	2.50
Class I**	1,000.00	1,008.82	12.67	1.50

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (92) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
Camelot Portfolios, LLC.
1700 Woodlands Drive, Suite 100
Maumee, OH 43537

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
The Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: June 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer
Date: June 5, 2017